Employee benefits - Movements in Recognized Liability for Net Defined Benefit Obligations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	€ 185.4	€ 187.8
Current service cost	3.8	4.0
Interest cost	3.6	3.6
Actuarial (gains) losses	12.9	(2.9)
Actuarial experience (gains) losses	0.5	0.5
Actuarial losses arising from changes in financial assumptions	13.8	1.5
Actuarial gains arising from changes in demographic assumptions	(1.1)	3.0
Contributions to plan	(0.6)	(0.5)
Benefits paid	(5.4)	(4.9)
Exchange adjustments	(2.2)	(1.7)
Net defined benefit liability (asset)	197.5	185.4
Defined benefit retirement plans
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	180.5	182.9
Current service cost	3.9	4.1
Interest cost	3.6	3.5
Actuarial (gains) losses	12.9	(2.9)
Contributions to plan	(0.6)	(0.5)
Benefits paid	(5.4)	(4.9)
Exchange adjustments	(2.2)	(1.7)
Net defined benefit liability (asset)	192.7	180.5
Post-employment medical benefits and other benefits
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	4.9	4.9
Current service cost	(0.1)	(0.1)
Interest cost	0.0	0.1
Actuarial (gains) losses	0.0	0.0
Contributions to plan	0.0	0.0
Benefits paid	0.0	0.0
Exchange adjustments	0.0	0.0
Net defined benefit liability (asset)	4.8	4.9
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	266.7	267.6
Current service cost	3.8	4.0
Interest cost	5.2	5.0
Actuarial experience (gains) losses	0.5	0.5
Actuarial losses arising from changes in financial assumptions	13.8	(3.0)
Actuarial gains arising from changes in demographic assumptions	(1.1)
Contributions to plan	0.4	0.3
Benefits paid	(8.1)	(7.5)
Exchange adjustments	(2.2)	(1.7)
Net defined benefit liability (asset)	279.0	266.7
Present value of defined benefit obligation | Defined benefit retirement plans
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	261.8	262.7
Current service cost	3.9	4.1
Interest cost	5.2	4.9
Actuarial experience (gains) losses	0.5	0.5
Actuarial losses arising from changes in financial assumptions	13.8	(3.0)
Actuarial gains arising from changes in demographic assumptions	(1.1)
Contributions to plan	0.4	0.3
Benefits paid	(8.1)	(7.5)
Exchange adjustments	(2.2)	(1.7)
Net defined benefit liability (asset)	274.2	261.8
Present value of defined benefit obligation | Post-employment medical benefits and other benefits
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	4.9	4.9
Current service cost	(0.1)	(0.1)
Interest cost	0.0	0.1
Actuarial experience (gains) losses	0.0	0.0
Actuarial losses arising from changes in financial assumptions	0.0	0.0
Actuarial gains arising from changes in demographic assumptions	0.0
Contributions to plan	0.0	0.0
Benefits paid	0.0	0.0
Exchange adjustments	0.0	0.0
Net defined benefit liability (asset)	€ 4.8	€ 4.9